RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements [Abstract]
RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements

Note 19 — RAI Guaranteed, Unsecured Notes — Condensed Consolidating Financial Statements

The following condensed consolidating financial statements relate to the guaranties of RAI’s $3.5 billion unsecured notes. See note 12 for additional information relating to these notes. RAI’s direct, wholly owned subsidiaries and certain of its indirectly owned subsidiaries have fully and unconditionally, and jointly and severally, guaranteed these notes. The following condensed consolidating financial statements include: the accounts and activities of RAI, the parent issuer; RJR, RJR Tobacco, American Snuff Co., SFNTC and certain of RAI’s other subsidiaries, the Guarantors; other indirect subsidiaries of RAI that are not Guarantors; and elimination adjustments.

Condensed Consolidating Statements of Income

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net sales	$—	$7,971	$116	$(25)	$8,062
Net sales, related party	—	479	—	—	479

Net Sales	—	8,450	116	(25)	8,541
Cost of products sold	—	4,460	29	(25)	4,464
Selling, general and administrative expenses	129	1,386	91	—	1,606
Amortization expense	—	24	—	—	24
Trademark impairment charges	—	48	—	—	48

Operating income (loss)	(129)	2,532	(4)	—	2,399
Interest and debt expense	213	125	—	(117)	221
Interest income	(118)	(4)	(6)	117	(11)
Other expense (income), net	8	(47)	(1)	43	3

Income (loss) before income taxes	(232)	2,458	3	(43)	2,186
Provision for (benefit from) income taxes	(89)	875	(6)	—	780
Equity income from subsidiaries	1,549	20	—	(1,569)	—

Net income	$1,406	$1,603	$9	$(1,612)	$1,406

For the Year Ended December 31, 2010
Net sales	$—	$8,118	$147	$(95)	$8,170
Net sales, related party	—	381	—	—	381

Net Sales	—	8,499	147	(95)	8,551
Cost of products sold	—	4,569	72	(97)	4,544
Selling, general and administrative expenses	20	1,380	81	(1)	1,480
Amortization expense	—	25	—	—	25
Asset impairment and exit charges	—	24	14	—	38
Trademark impairment charges	—	6	—	—	6
Goodwill impairment charge	—	26	—	—	26

Operating income (loss)	(20)	2,469	(20)	3	2,432
Interest and debt expense	223	127	1	(119)	232
Interest income	(119)	(4)	(8)	119	(12)
Other expense (income), net	2	(39)	1	43	7

Income (loss) before income taxes	(126)	2,385	(14)	(40)	2,205
Provision for (benefit from) income taxes	(42)	919	(10)	1	868
Equity income (loss) from subsidiaries	1,205	(68)	—	(1,137)	—

Income (loss) from continuing operations	1,121	1,398	(4)	(1,178)	1,337
Losses from discontinued operations, net of tax	—	(142)	(74)	—	(216)

Net income (loss)	$1,121	$1,256	$(78)	$(1,178)	$1,121

For the Year Ended December 31, 2009
Net sales	$—	$7,985	$162	$(132)	$8,015
Net sales, related party	—	404	—	—	404

Net Sales	—	8,389	162	(132)	8,419
Cost of products sold	—	4,544	76	(132)	4,488
Selling, general and administrative expenses	20	1,425	72	—	1,517
Amortization expense	—	28	—	—	28
Restructuring charge	—	56	—	—	56
Trademark impairment charges	—	567	—	—	567

Operating income (loss)	(20)	1,769	14	—	1,763
Interest and debt expense	242	123	1	(115)	251
Interest income	(115)	(9)	(10)	115	(19)
Other expense (income), net	(4)	(30)	—	43	9

Income (loss) before income taxes	(143)	1,685	23	(43)	1,522
Provision for (benefit from) income taxes	(49)	616	—	—	567
Equity income from subsidiaries	1,049	26	—	(1,075)	—

Net income	$955	$1,095	$23	$(1,118)	$955

Condensed Consolidating Statements of Comprehensive Income

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net income	$1,406	$1,603	$9	$(1,612)	$1,406
Other comprehensive income (loss), net of tax:
Retirement benefits	(144)	(141)	6	135	(144)
Unrealized loss on long-term investments	(12)	(12)	—	12	(12)
Cumulative translation adjustment and other	(8)	(8)	(11)	19	(8)

Comprehensive income	$1,242	$1,442	$4	$(1,446)	$1,242

For the Year Ended December 31, 2010
Net income (loss)	$1,121	$1,256	$(78)	$(1,178)	$1,121
Other comprehensive income (loss), net of tax:
Retirement benefits	(78)	(80)	(1)	81	(78)
Unrealized gain on long-term investments	21	21	—	(21)	21
Cumulative translation adjustment and other	(8)	(8)	(17)	25	(8)

Comprehensive income (loss)	$1,056	$1,189	$(96)	$(1,093)	$1,056

For the Year Ended December 31, 2009
Net income	$955	$1,095	$23	$(1,118)	$955
Other comprehensive income, net of tax:
Retirement benefits	274	274	—	(274)	274
Unrealized gain on long-term investments	4	4	—	(4)	4
Cumulative translation adjustment and other	3	3	10	(13)	3

Comprehensive income	$1,236	$1,376	$33	$(1,409)	$1,236

Condensed Consolidating Statements of Cash Flows

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Cash flows from (used in) operating activities	$641	$1,571	$(3)	$(789)	$1,420

Cash flows from (used in) investing activities:
Proceeds from settlement of long-term investments	—	2	—	—	2
Capital expenditures	—	(190)	—	—	(190)
Net proceeds from sale of business	79	123	—	—	202
Proceeds from termination of joint venture	—	—	32	—	32
Return of intercompany investments	1,040	—	—	(1,040)	—
Other, net	40	58	—	(84)	14

Net cash flows from (used in) investing activities	1,159	(7)	32	(1,124)	60

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(740)	(6)	746	(1,212)
Repurchase of common stock	(282)	—	—	—	(282)
Repayments of long-term debt	(400)	—	—	—	(400)
Proceeds from termination of interest rate swaps	185	1	—	—	186
Dividends paid on preferred stock	(43)	—	—	43	—
Distribution of equity	—	(1,040)	—	1,040	—
Other, net	(47)	(40)	(3)	84	(6)

Net cash flows used in financing activities	(1,799)	(1,819)	(9)	1,913	(1,714)

Effect of exchange rate changes on cash and cash equivalents	—	—	(5)	—	(5)

Net change in cash and cash equivalents	1	(255)	15	—	(239)
Cash and cash equivalents at beginning of year	327	1,616	252	—	2,195

Cash and cash equivalents at end of year	$328	$1,361	$267	$—	$1,956

For the Year Ended December 31, 2010
Cash flows from operating activities	$442	$1,153	$13	$(343)	$1,265

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	—	4	—	—	4
Proceeds from settlement of long-term investments	—	13	—	—	13
Capital expenditures	—	(171)	(3)	—	(174)
Proceeds from termination of joint venture	—	—	28	—	28
Return of intercompany investments	897	—	—	(897)	—
Contributions to intercompany investments	—	(75)	—	75	—
Other, net	40	26	—	(63)	3

Net cash flows from (used in) investing activities	937	(203)	25	(885)	(126)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,049)	(300)	—	300	(1,049)
Repurchase of common stock	(5)	—	—	—	(5)
Repayments of long-term debt	(300)	—	—	—	(300)
Dividends paid on preferred stock	(43)	—	—	43	—
Receipt of equity	—	—	75	(75)	—
Distribution of equity	—	(897)	—	897	—
Other, net	(16)	(40)	(2)	63	5

Net cash flows from (used in) financing activities	(1,413)	(1,237)	73	1,228	(1,349)

Effect of exchange rate changes on cash and cash equivalents	—	—	(11)	—	(11)

Net cash flow related to discontinued operations, net of tax	—	(233)	(74)	—	(307)

Net change in cash and cash equivalents	(34)	(520)	26	—	(528)
Cash and cash equivalents at beginning of year	361	2,136	226	—	2,723

Cash and cash equivalents at end of year	$327	$1,616	$252	$—	$2,195

For the Year Ended December 31, 2009
Cash flows from operating activities	$678	$1,630	$29	$(883)	$1,454

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	1	18	—	—	19
Proceeds from settlement of long-term investments	—	6	—	—	6
Capital expenditures	—	(137)	(4)	—	(141)
Acquisition, net of cash acquired	—	—	(43)	—	(43)
Proceeds from termination of joint venture	—	—	24	—	24
Return of intercompany investments	610	—	—	(610)	—
Other, net	40	29	—	(57)	12

Net cash flows from (used in) investing activities	651	(84)	(23)	(667)	(123)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(991)	(840)	—	840	(991)
Repurchase of common stock	(5)	—	—	—	(5)
Repayments of long-term debt	(189)	(11)	—	—	(200)
Dividends paid on preferred stock	(43)	—	—	43	—
Distribution of equity	—	(610)	—	610	—
Other, net	(12)	(40)	(1)	57	4

Net cash flows used in financing activities	(1,240)	(1,501)	(1)	1,550	(1,192)

Effect of exchange rate changes on cash and cash equivalents	—	—	6	—	6

Net change in cash and cash equivalents	89	45	11	—	145
Cash and cash equivalents at beginning of year	272	2,091	215	—	2,578

Cash and cash equivalents at end of year	$361	$2,136	$226	$—	$2,723

Condensed Consolidating Balance Sheets

(Dollars in Millions)

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2011
Assets
Cash and cash equivalents	$328	$1,361	$267	$—	$1,956
Accounts receivable	—	77	24	—	101
Accounts receivable, related party	—	67	—	—	67
Other receivables	95	50	39	(138)	46
Inventories	—	929	38	—	967
Deferred income taxes, net	—	952	1	(8)	945
Prepaid expenses and other	19	200	7	(1)	225

Total current assets	442	3,636	376	(147)	4,307
Property, plant and equipment, net	5	1,061	3	1	1,070
Trademarks and other intangible assets, net	—	2,553	49	—	2,602
Goodwill	—	7,999	11	—	8,010
Long-term intercompany notes	1,960	1,325	—	(3,285)	—
Investment in subsidiaries	9,139	463	—	(9,602)	—
Other assets and deferred charges	68	171	71	(45)	265

Total assets	$11,614	$17,208	$510	$(13,078)	$16,254

Liabilities and shareholders’ equity
Accounts payable	$—	$107	$6	$—	$113
Tobacco settlement accruals	—	2,530	—	—	2,530
Due to related party	—	2	—	—	2
Deferred revenue, related party	—	42	—	—	42
Current maturities of long-term debt	399	58	—	—	457
Other current liabilities	421	827	31	(147)	1,132

Total current liabilities	820	3,566	37	(147)	4,276
Intercompany notes and interest payable	1,325	1,960	—	(3,285)	—
Long-term debt (less current maturities)	3,145	61	—	—	3,206
Deferred income taxes, net	—	553	3	(45)	511
Long-term retirement benefits (less current portion)	48	1,699	12	—	1,759
Other noncurrent liabilities	25	224	2	—	251
Shareholders’ equity	6,251	9,145	456	(9,601)	6,251

Total liabilities and shareholders’ equity	$11,614	$17,208	$510	$(13,078)	$16,254

	Parent Issuer	Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2010
Assets
Cash and cash equivalents	$327	$1,616	$252	$—	$2,195
Accounts receivable	—	103	15	—	118
Accounts receivable, related party	—	48	—	—	48
Other receivables	80	161	35	(232)	44
Inventories	—	1,022	34	(1)	1,055
Deferred income taxes, net	10	934	2	—	946
Prepaid expenses and other	38	155	4	(2)	195
Assets held for sale	—	201	—	—	201

Total current assets	455	4,240	342	(235)	4,802
Property, plant and equipment, net	6	991	4	1	1,002
Trademarks and other intangible assets, net	—	2,625	50	—	2,675
Goodwill	—	7,991	19	—	8,010
Long-term intercompany notes	2,000	1,366	—	(3,366)	—
Investment in subsidiaries	9,696	462	—	(10,158)	—
Other assets and deferred charges	267	242	100	(20)	589

Total assets	$12,424	$17,917	$515	$(13,778)	$17,078

Liabilities and shareholders’ equity
Accounts payable	$—	$175	$4	$—	$179
Tobacco settlement accruals	—	2,589	—	—	2,589
Due to related party	—	4	—	—	4
Deferred revenue, related party	—	53	—	—	53
Current maturities of long-term debt	400	—	—	—	400
Other current liabilities	489	855	37	(234)	1,147

Total current liabilities	889	3,676	41	(234)	4,372
Intercompany notes and interest payable	1,366	2,000	—	(3,366)	—
Long-term debt (less current maturities)	3,580	121	—	—	3,701
Deferred income taxes, net	—	535	3	(20)	518
Long-term retirement benefits (less current portion)	34	1,622	12	—	1,668
Other noncurrent liabilities	45	262	2	—	309
Shareholders’ equity	6,510	9,701	457	(10,158)	6,510

Total liabilities and shareholders’ equity	$12,424	$17,917	$515	$(13,778)	$17,078